UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
           Hartford, CT 06103-2899                Hartford, CT 06103-2899
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.




                                                          [PHOENIX LOGO OMITTED]
================================================================================

                                                               SEMIANNUAL REPORT



      o   Phoenix Mid-Cap Value Fund

      o   Phoenix Pathfinder Fund

      o   Phoenix Worldwide Strategies Fund







                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX EQUITY TRUST | December 31, 2006 | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------







This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended December 31, 2006. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds offered by 15 different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward
George R. Aylward
President, PhoenixFunds

JANUARY 2007

TABLE OF CONTENTS


Glossary ..........................................  3
Phoenix Mid-Cap Value Fund ........................  4
Phoenix Pathfinder Fund ........................... 10
Phoenix Worldwide Strategies Fund ................. 16
Notes to Financial Statements ..................... 29
Board of Trustees' Consideration of Investment
  Advisory and Subadvisory Agreements ............. 33
Results of Shareholder Meeting .................... 39


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX MID-CAP VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL  EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                               Beginning          Ending           Expenses Paid
  Mid-Cap Value Fund          Account Value     Account Value         During
       Class A                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------

Actual                          $1,000.00        $1,164.70             $6.94
Hypothetical (5% return
  before expenses)               1,000.00         1,018.71              6.50

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.27%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.



                               Beginning          Ending           Expenses Paid
  Mid-Cap Value Fund          Account Value     Account Value         During
       Class C                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------

Actual                          $1,000.00        $1,160.20            $10.98
Hypothetical (5% return
  before expenses)               1,000.00         1,014.91             10.29

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.02%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Value Fund


SECTOR WEIGHTINGS (UNAUDITED)                                           12/31/06

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Consumer Discretionary                   19%
                  Industrials                              18
                  Utilities                                16
                  Materials                                15
                  Consumer Staples                         14
                  Financials                                2
                  Other (includes short-term investments)  16


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2006
                                  (UNAUDITED)


                                                       SHARES      VALUE
                                                     ---------  ------------
DOMESTIC COMMON STOCKS--74.1%
AEROSPACE & DEFENSE--2.1%
Raytheon Co. .....................................     219,200  $ 11,573,760

APPAREL RETAIL--7.2%
Foot Locker, Inc. ................................     950,600    20,846,658
Limited Brands, Inc. .............................     642,100    18,582,374
                                                                ------------
                                                                  39,429,032
                                                                ------------
AUTO PARTS & EQUIPMENT--1.3%
Lear Corp. .......................................     248,400     7,335,252

BUILDING PRODUCTS--1.6%
American Standard Cos., Inc. .....................     187,800     8,610,630

DEPARTMENT STORES--4.0%
Penney (J.C.) Co., Inc. ..........................     283,000    21,892,880

DIVERSIFIED CHEMICALS--2.7%
Hercules, Inc.(b) ................................     763,300    14,739,323

ELECTRIC UTILITIES--1.2%
Reliant Energy, Inc.(b) ..........................     442,400     6,286,504

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Thomas & Betts Corp.(b) ..........................     162,000     7,659,360

ENVIRONMENTAL & FACILITIES SERVICES--5.6%
Allied Waste Industries, Inc.(b) .................   1,403,850    17,253,316
Waste Management, Inc. ...........................     365,000    13,421,050
                                                                ------------
                                                                  30,674,366
                                                                ------------
FOOD RETAIL--3.5%
Safeway, Inc. ....................................     551,900    19,073,664

GAS UTILITIES--2.3%
ONEOK, Inc. ......................................     295,900    12,759,208


                                                       SHARES      VALUE
                                                     ---------  ------------
GENERAL MERCHANDISE STORES--1.9%
Big Lots, Inc.(b) ................................     446,500  $ 10,233,780

HOME IMPROVEMENT RETAIL--0.6%
Home Depot, Inc. (The) ...........................      82,800     3,325,248

HOUSEWARES & SPECIALTIES--3.6%
Fortune Brands, Inc. .............................     227,300    19,409,147

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--6.2%
Dynegy, Inc. Class A(b) ..........................   1,582,900    11,460,196
Mirant Corp.(b) ..................................     407,200    12,855,304
NRG Energy, Inc.(b) ..............................     170,000     9,521,700
                                                                ------------
                                                                  33,837,200
                                                                ------------
METAL & GLASS CONTAINERS--7.2%
Ball Corp. .......................................     335,400    14,623,440
Crown Holdings, Inc.(b) ..........................     649,300    13,583,356
Pactiv Corp.(b) ..................................     303,800    10,842,622
                                                                ------------
                                                                  39,049,418
                                                                ------------
MULTI-UTILITIES--6.5%
Duke Energy Corp. ................................   1,066,384    35,414,613

OFFICE SERVICES & SUPPLIES--1.8%
ACCO Brands Corp.(b) .............................     375,932     9,950,920

PACKAGED FOODS & MEATS--6.0%
Del Monte Foods Co. ..............................   1,150,700    12,692,221
Sara Lee Corp. ...................................   1,172,200    19,962,566
                                                                ------------
                                                                  32,654,787
                                                                ------------
PAPER PACKAGING--2.2%
Packaging Corporation of America .................     553,500    12,232,350

PROPERTY & CASUALTY INSURANCE--1.6%
Alleghany Corp.(b) ...............................      24,396     8,870,317



                       See Notes to Financial Statements

Phoenix Mid-Cap Value Fund



                                                       SHARES      VALUE
                                                     ---------  ------------
TRUCKING--3.6%
Con-Way, Inc. ....................................      32,400  $  1,426,896
Laidlaw International, Inc. ......................     592,900    18,041,947
                                                                ------------
                                                                  19,468,843
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $329,796,008)                                   404,480,602
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.2%

COMMODITY CHEMICALS--2.7%
NOVA Chemicals Corp. (United States) .............     532,200    14,848,380

FOOD RETAIL--4.4%
Koninklijke Ahold NV Sponsored ADR
(Netherlands)(b) .................................   2,277,400    24,094,892

HEAVY ELECTRICAL EQUIPMENT--2.1%
ABB Ltd. Sponsored ADR (Switzerland) .............     622,500    11,192,550
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $40,762,212)                                     50,135,822
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--83.3%
(IDENTIFIED COST $370,558,220)                                   454,616,424
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS--16.4%

COMMERCIAL PAPER(d)--16.4%
Abbott Laboratories 5.24%, 1/17/07 ...............      $6,315     6,300,293
Alpine Securitization Corp. 5.27%, 1/9/07 ........       1,130     1,128,677
Archer Daniels Midland Co. 5.25%, 2/27/07 ........       5,000     4,957,721
Bank of America Corp. 5.25%, 3/1/07 ..............       3,000     2,975,398
BellSouth Corp. 5.32%, 1/3/07 ....................       5,970     5,968,236
CAFCO LLC 5.25%, 1/30/07 .........................       3,495     3,480,219
CAFCO LLC 5.24%, 2/13/07 .........................         800       794,258
Cargill, Inc. 5.33%, 1/5/07 ......................       4,080     4,077,584
Cargill, Inc. 5.25%, 1/11/07 .....................       5,265     5,257,321
Ciesco LLC 5.28%, 1/4/07 .........................       3,485     3,483,467
CIT Group Holdings 5.18%, 5/16/07 ................       1,500     1,471,197
Clipper Receivables Co. LLC 5.26%, 2/15/07 .......       3,665     3,640,077
Danske Corp. 5.37%, 1/5/07 .......................       4,915     4,912,067
Danske Corp. 5.285%, 1/18/07 .....................       5,725     5,710,712
Gemini Securitization LLC 5.255%, 2/9/07 .........         500       497,045

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                     ----------  ------------
COMMERCIAL PAPER(d)--CONTINUED
General Electric Capital Corp. 5.24%, 2/9/07 .....      $  800   $   795,306
George Street Finance LLC 5.33%, 1/12/07 .........       1,150     1,148,127
George Street Finance LLC 5.25%, 3/13/07 .........       1,400     1,386,026
Harley-Davidson Funding 5.22%, 2/2/07 ............       2,475     2,463,516
Honeywell International 5.25%, 1/8/07 ............       3,625     3,621,299
Lockhart Funding LLC 5.31%, 1/3/07 ...............       5,000     4,998,525
Lockhart Funding LLC 5.30%, 1/19/07 ..............       5,753     5,737,755
Old Line Funding Corp. 5.25%, 1/12/07 ............         900       898,547
Ranger Funding Co. LLC 5.30%, 1/10/07 ............       5,000     4,993,375
Sysco Corp. 5.32%, 1/23/07 .......................       3,850     3,837,483
Sysco Corp. 5.25%, 2/8/07 ........................       2,200     2,187,808
UBS Finance Delaware LLC 5.255%, 1/8/07 ..........       2,500     2,497,445
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $89,219,966)                                     89,219,484
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $459,778,186)                                   543,835,908(a)

Other assets and liabilities, net--0.3%                            1,695,275
                                                                ------------
NET ASSETS--100.0%                                              $545,531,183
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $87,962,322 and gross depreciation of $3,991,219 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $459,864,805.
(b)  Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.



                       See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (UNAUDITED)


ASSETS
Investment securities at value,
  (Identified cost $459,778,186)                              $  543,835,908
Cash                                                                     516
Receivables
    Fund shares sold                                              12,578,595
    Dividends                                                        319,790
Prepaid expenses                                                      48,396
Other assets                                                          50,540
                                                              --------------
       Total assets                                              556,833,745
                                                              --------------
LIABILITIES
Payables
    Investment securities purchased                                9,724,368
    Fund shares repurchased                                          806,924
    Investment advisory fee                                          317,355
    Distribution and service fees                                    198,917
    Transfer agent fee                                                65,054
    Administration fee                                                48,968
    Trustee deferred compensation plan                                50,540
    Trustees' fee                                                      3,335
    Other accrued expenses                                            87,101
                                                              --------------
      Total liabilities                                           11,302,562
                                                              --------------
NET ASSETS                                                      $545,531,183
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  461,837,706
Undistributed net investment income                                  319,471
Accumulated net realized loss                                       (683,716)
Net unrealized appreciation                                       84,057,722
                                                              --------------
NET ASSETS                                                    $  545,531,183
                                                              ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $399,242,366)               15,828,973
Net asset value per share                                             $25.22
Offering  price per share  $25.22 /(1-5.75%)                          $26.76

CLASS C
Shares of beneficial interest outstanding,
  no par value,unlimited authorization
  (Net Assets $146,288,817)                                        5,871,622
Net asset value and offering price per share                          $24.91


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2006
                                  (UNAUDITED)


INVESTMENT INCOME
Dividends                                                     $    2,262,057
Interest                                                             945,428
Foreign taxes withheld                                               (16,618)
                                                              --------------
      Total investment income                                      3,190,867
                                                              --------------
EXPENSES
Investment advisory fee                                            1,415,312
Service fees, Class A                                                324,624
Distribution and service fees, Class C                               588,585
Administration fee                                                   139,306
Transfer agent                                                       243,415
Printing                                                             114,263
Registration                                                          25,909
Professional                                                          23,473
Custodian                                                             17,691
Trustees                                                              15,860
Miscellaneous                                                         17,580
                                                              --------------
      Total expenses                                               2,926,018
Less expenses reimbursed by investment adviser                       (85,930)
Custodian fees paid indirectly                                        (1,024)
                                                              --------------
      Net expenses                                                 2,839,064
                                                              --------------
NET INVESTMENT INCOME (LOSS)                                         351,803
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             (554,488)
Net change in unrealized appreciation (depreciation)
  on investments                                                  57,077,082
                                                              --------------
NET GAIN (LOSS) ON INVESTMENTS                                    56,522,594
                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $   56,874,397
                                                              ==============


                       See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months
                                                                       Ended
                                                                  December 31, 2006     Year Ended
                                                                    (Unaudited)       June 30, 2006
                                                                 ------------------   --------------

FROM OPERATIONS
  Net investment income (loss)                                      $    351,803      $    564,934
  Net realized gain (loss)                                              (554,488)        1,458,273
  Net change in unrealized appreciation (depreciation)                57,077,082        23,007,018
                                                                    ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         56,874,397        25,030,225
                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                        (269,374)         (415,642)
  Net realized short-term gains, Class A                                      --           (76,240)
  Net realized short-term gains, Class C                                      --           (40,162)
  Net realized long-term gains, Class A                                 (897,972)          (31,734)
  Net realized long-term gains, Class C                                 (345,039)          (16,063)
                                                                    ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS           (1,512,385)         (579,841)
                                                                    ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares  (8,250,136  and 6,998,576
    shares,  respectively)                                           197,974,208       141,436,426
  Net asset value of shares issued from  reinvestment of
    distributions (38,059 and 22,707 shares, respectively)               961,378           452,090
  Cost of shares repurchased (1,099,432 and 3,362,794 shares,
    respectively)                                                    (25,575,158)      (68,023,003)
                                                                    ------------      ------------
Total                                                                173,360,428        73,865,513
                                                                    ------------      ------------
CLASS C
  Proceeds from sales of shares (1,545,950 and 3,238,196
    shares,  respectively)                                            36,432,781        64,677,062
  Net asset value of shares  issued from  reinvestment of
    distributions (8,923 and 1,826 shares, respectively)                 222,716            36,147
  Cost of shares repurchased (328,282 and 536,202 shares,
    respectively)                                                     (7,534,815)      (11,045,380)
                                                                    ------------      ------------
Total                                                                 29,120,682        53,667,829
                                                                    ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS          202,481,110       127,533,342
                                                                    ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                              257,843,122       151,983,726

NET ASSETS
  Beginning of period                                                287,688,061       135,704,335
                                                                    ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $319,471 AND $237,042, RESPECTIVELY)                            $545,531,183      $287,688,061
                                                                    ============      ============



                        See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                            CLASS A(1)
                                      ------------------------------------------------------------------------
                                        SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                       DECEMBER 31, 2006  ----------------------------------------------------
                                         (UNAUDITED)       2006         2005       2004       2003       2002

Net asset value, beginning of period        $21.72        $19.63       $17.04     $12.18     $13.21     $12.15
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)             0.05          0.10         0.08      (0.01)      0.01      (0.01)
  Net realized and unrealized gain (loss)     3.53          2.05         2.55       4.88      (1.04)      1.09
                                            ------        ------       ------     ------     ------     ------
    TOTAL FROM INVESTMENT OPERATIONS          3.58          2.15         2.63       4.87      (1.03)      1.08
                                            ------        ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.02)        (0.05)       (0.04)     (0.01)        --      (0.02)
  Distributions from net realized gains      (0.06)        (0.01)          --         --         --         --
                                            ------        ------       ------     ------     ------     ------
    TOTAL DISTRIBUTIONS                      (0.08)        (0.06)       (0.04)     (0.01)        --      (0.02)
                                            ------        ------       ------     ------     ------     ------
Change in net asset value                     3.50          2.09         2.59       4.86      (1.03)      1.06
                                            ------        ------       ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD              $25.22        $21.72       $19.63     $17.04     $12.18     $13.21
                                            ======        ======       ======     ======     ======     ======

Total return(3)                              16.47%(5)     11.07%       15.39%     40.03 %    (7.80)%     8.89 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $399,242      $187,701      $97,771     $6,404     $3,800     $5,240
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                     1.27%(4)       1.25%        1.25%      1.30 %     1.30 %     1.30 %
  Gross operating expenses                   1.32%(4)       1.42%        1.65%      2.76 %     3.05 %     2.68 %
  Net investment income (loss)               0.43%(4)       0.50%        0.49%     (0.06)%     0.09 %    (0.05)%
Portfolio turnover                              2%(5)         16%           9%        53 %       23 %       49 %


                                                              CLASS C
                                       ---------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              FROM INCEPTION
                                       DECEMBER 31, 2006      YEAR ENDED    OCTOBER 22, 2005 TO
                                         (UNAUDITED)        JUNE 30, 2006      JUNE 30, 2006
                                       -----------------    -------------   --------------------
Net asset value, beginning of period        $21.53              $19.54           $ 17.77
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)            (0.04)              (0.05)            (0.04)
  Net realized and unrealized gain (loss)     3.48                2.05              1.84
                                            ------              ------           -------
    TOTAL FROM INVESTMENT OPERATIONS          3.44                2.00              1.80
                                            ------              ------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income          --                  --             (0.03)
  Distributions from net realized gains      (0.06)              (0.01)              --
                                            ------              ------           -------
    TOTAL DISTRIBUTIONS                      (0.06)              (0.01)            (0.03)
                                            ------              ------           -------
Change in net asset value                     3.38                1.99              1.77
                                            ------              ------           -------
NET ASSET VALUE, END OF PERIOD              $24.91              $21.53           $ 19.54
                                            ======              ======           =======
Total return(3)                              16.02 %(5)          10.26 %           10.13 %(5)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)   $146,289             $99,987           $37,834
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                      2.02 %(4)           2.00 %            2.00 %(4)
  Gross operating expenses                    2.06 %(4)           2.17 %            2.29 %(4)
  Net investment income (loss)               (0.34)%(4)          (0.25)%           (0.28) %(4)
Portfolio turnover                               2 %(5)             16 %               9 %(5)


(1) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(2) Computed using average shares outstanding.
(3) Sales charges are not reflected in the total return calculation.
(4) Annualized.
(5) Not annualized.


See Notes to Financial Statements

PHOENIX PATHFINDER FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Pathfinder Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                Beginning          Ending          Expenses Paid
    Pathfinder Fund           Account Value     Account Value         During
       Class A                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------
Actual                          $1,000.00         $1,103.90            $7.51
Hypothetical (5% return
  before expenses)               1,000.00          1,017.98             7.23

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.42%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                Beginning          Ending          Expenses Paid
    Pathfinder Fund           Account Value     Account Value         During
       Class C                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------
Actual                          $1,000.00         $1,099.60           $11.37
Hypothetical (5% return
  before expenses)               1,000.00          1,014.24            10.97

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Pathfinder Fund


SECTOR WEIGHTINGS (UNAUDITED)                                           12/31/06

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Financials                               35%
                  Energy                                   17
                  Health Care                               9
                  Consumer Discretionary                    8
                  Industrials                               8
                  Materials                                 7
                  Consumer Staples                          4
                  Other (includes short-term investments)  12



                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2006
                                  (UNAUDITED)



                                                        SHARES        VALUE
                                                     -----------   ----------
DOMESTIC COMMON STOCKS--98.2%

AEROSPACE & DEFENSE--0.1%
Northrop Grumman Corp. ...........................         300   $    20,310

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Ameriprise Financial, Inc. .......................      13,200       719,400

BROADCASTING & CABLE TV--3.2%
DIRECTV Group, Inc. (The)(b) .....................      38,100       950,214

BUILDING PRODUCTS--0.0%
PW Eagle, Inc. ...................................         100         3,450

COMPUTER HARDWARE--0.2%
Hewlett-Packard Co. ..............................         500        20,595
International Business Machines Corp. ............         300        29,145
                                                                 -----------
                                                                      49,740
                                                                 -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Cummins, Inc. ....................................         800        94,544
FreightCar America, Inc. .........................         100         5,545
Manitowoc Co., Inc. (The) ........................       3,300       196,119
                                                                 -----------
                                                                     296,208
                                                                 -----------
DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A ..........................       3,600       125,892

DIVERSIFIED METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia)(c) ...................................       3,100       172,763

ELECTRIC UTILITIES--3.4%
FirstEnergy Corp. ................................      16,881     1,017,924

ELECTRICAL COMPONENTS & EQUIPMENT--3.1%
Cooper Industries Ltd. Class A ...................      10,277       929,349

FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
CF Industries Holdings, Inc. .....................      22,500       576,900


                                                        SHARES        VALUE
                                                     -----------   ----------
FOOD RETAIL--3.6%
Kroger Co. (The) .................................      43,700   $ 1,008,159
Safeway, Inc. ....................................       1,800        62,208
                                                                 -----------
                                                                   1,070,367
                                                                 -----------
GENERAL MERCHANDISE STORES--4.9%
Big Lots, Inc.(b) ................................      25,700       589,044
Dollar Tree Stores, Inc.(b) ......................      28,900       869,890
                                                                 -----------
                                                                   1,458,934
                                                                 -----------
HEALTH CARE DISTRIBUTORS--1.1%
AmerisourceBergen Corp. ..........................       7,200       323,712

INDUSTRIAL MACHINERY--4.1%
Danaher Corp. ....................................      12,900       934,476
Eaton Corp. ......................................       3,100       232,934
Parker-Hannifin Corp. ............................         900        69,192
                                                                 -----------
                                                                   1,236,602
                                                                 -----------
INTEGRATED OIL & GAS--10.8%
ConocoPhillips ...................................      20,300     1,460,585
Exxon Mobil Corp. ................................       8,760       671,279
Marathon Oil Corp. ...............................      11,900     1,100,750
                                                                 -----------
                                                                   3,232,614
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc. .......................................       6,000       214,500
Embarq Corp. .....................................       4,300       226,008
Qwest Communications International, Inc.(b) ......      26,600       222,642
                                                                 -----------
                                                                     663,150
                                                                 -----------
INVESTMENT BANKING & BROKERAGE--8.4%
Goldman Sachs Group, Inc. (The) ..................       4,400       877,140
Lehman Brothers Holdings, Inc. ...................      14,100     1,101,492
Morgan Stanley ...................................       6,300       513,009
                                                                 -----------
                                                                   2,491,641
                                                                 -----------

                       See Notes to Financial Statements

Phoenix Pathfinder Fund



                                                        SHARES        VALUE
                                                     -----------   ----------

LEISURE PRODUCTS--0.4%
Marvel Entertainment, Inc.(b) ....................       4,300   $   115,713

LIFE & HEALTH INSURANCE--0.6%
MetLife, Inc. ....................................       2,572       151,774
Nationwide Financial Services, Inc. Class A ......         300        16,260
                                                                 -----------
                                                                     168,034
                                                                 -----------
MULTI-LINE INSURANCE--4.5%
Assurant, Inc. ...................................       3,100       171,275
Genworth Financial, Inc. Class A .................      29,200       998,932
Hartford Financial Services Group, Inc. (The) ....       1,854       172,997
                                                                 -----------
                                                                   1,343,204
                                                                 -----------
OIL & GAS REFINING & MARKETING--7.4%
Frontier Oil Corp. ...............................       4,400       126,456
Sunoco, Inc. .....................................       1,000        62,360
Tesoro Corp. .....................................      14,600       960,242
Valero Energy Corp. ..............................      20,800     1,064,128
                                                                 -----------
                                                                   2,213,186
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--12.9%
Citigroup, Inc. ..................................      38,900     2,166,730
JPMorgan Chase & Co. .............................      34,700     1,676,010
                                                                 -----------
                                                                   3,842,740
                                                                 -----------
PAPER PRODUCTS--1.9%
International Paper Co. ..........................      17,000       579,700

PHARMACEUTICALS--8.4%
Alpharma, Inc. Class A ...........................         800        19,280
King Pharmaceuticals, Inc.(b) ....................      10,000       159,200
Merck & Co., Inc. ................................      12,400       540,640
Pfizer, Inc. .....................................      68,400     1,771,560
                                                                 -----------
                                                                   2,490,680
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.9%
Axis Capital Holdings Ltd. .......................       2,074        69,209
Berkley (W.R.) Corp. .............................         100         3,451
Chubb Corp. (The) ................................       3,900       206,349
CNA Financial Corp.(b) ...........................       1,000        40,320
St. Paul Travelers Cos., Inc. (The) ..............       4,500       241,605
                                                                 -----------
                                                                     560,934
                                                                 -----------
REGIONAL BANKS--3.6%
Regions Financial Corp. ..........................      25,800       964,920
SunTrust Banks, Inc. .............................       1,100        92,895
                                                                 -----------
                                                                   1,057,815
                                                                 -----------
SEMICONDUCTORS--0.6%
Advanced Micro Devices, Inc.(b) ..................       8,700       177,045



                                                        SHARES        VALUE
                                                     -----------   ----------
SPECIALIZED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax Service, Inc. .................         200   $     6,794

STEEL--2.7%
United States Steel Corp. ........................      11,000       804,540

THRIFTS & MORTGAGE FINANCE--1.6%
Fannie Mae .......................................       7,800       463,242
Radian Group, Inc. ...............................         400        21,564
                                                                 -----------
                                                                     484,806
                                                                 -----------
TOBACCO--0.3%
Loews Corp. - Carolina Group .....................       1,400        90,608
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $28,743,315)                                     29,274,969
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.9%

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (United States) .........................       3,099       187,706
XL Capital Ltd. Class A (United States) ..........         384        27,656
                                                                 -----------
                                                                     215,362
                                                                 -----------
REINSURANCE--0.2%
PartnerRe Ltd. (United States) ...................         888        63,075
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $270,587)                                           278,437
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.1%
(IDENTIFIED COST $29,013,902)                                    29,553,406
----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                     ------------
SHORT-TERM INVESTMENTS--6.1%

COMMERCIAL PAPER(d)--6.1%
Lockhart Funding LLC 5.31%, 1/3/07 ...............   $   1,350     1,349,603
BellSouth Corp. 5.33%, 1/5/07 ....................         470       469,721
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,819,324)                                       1,819,324
----------------------------------------------------------------------------
TOTAL INVESTMENTS--105.2%
(IDENTIFIED COST $30,833,226)                                     31,372,730(a)
Other assets and liabilities, net--(5.2)%                         (1,550,978)
                                                                 -----------
NET ASSETS--100.0% $                                             $29,821,752
                                                                 ===========


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $678,119 and gross depreciation of $138,615 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $30,833,226.
(b)Non-income producing.
(c)A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)The rate shown is the discount rate.




                       See Notes to Financial Statements

Phoenix Pathfinder Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                               (UNAUDITED)
ASSETS
Investment securities at value
  (Identified cost $30,833,226)                                  $31,372,730
Cash                                                                   2,304
Receivables
    Investment securities sold                                     1,406,470
    Fund shares sold                                                 251,805
    Dividends                                                         12,514
Prepaid expenses                                                      10,197
Other assets                                                             599
                                                                 -----------
      Total assets                                                33,056,619
                                                                 -----------
LIABILITIES
Payables
    Fund shares repurchased                                          292,954
    Investment securities purchased                                2,912,257
    Investment advisory fee                                            4,162
    Distribution and service fees                                      3,077
    Trustee deferred compensation plan                                   599
    Administration fee                                                   765
    Transfer agent fee                                                   686
    Other accrued expenses                                            20,367
                                                                 -----------
      Total liabilities                                            3,234,867
                                                                 -----------
NET ASSETS                                                       $29,821,752
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $29,109,147
Undistributed net investment income                                   12,551
Accumulated net realized gain                                        160,550
Net unrealized appreciation                                          539,504
                                                                 -----------
NET ASSETS                                                       $29,821,752
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $29,451,179)                 2,473,381
Net asset value per share                                             $11.91
Offering price per share $11.91 /(1-5.75%)                            $12.64

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $370,573)                       31,182
Net asset value and offering price per share                          $11.88




                            STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED
                               DECEMBER 31, 2006
                                  (UNAUDITED)
INVESTMENT INCOME
Dividends                                                        $    54,630
Interest                                                              24,872
                                                                 -----------
      Total investment income                                         79,502
                                                                 -----------
EXPENSES
Investment advisory fee                                               25,800
Service fees, Class A                                                  7,723
Distribution and service fees, Class C                                 1,359
Transfer agent                                                         1,894
Registration                                                          16,818
Professional                                                          12,474
Trustees                                                               7,622
Custodian                                                              3,959
Printing                                                               1,643
Miscellaneous                                                            732
                                                                 -----------
      Total expenses                                                  80,024
Less expenses reimbursed by investment adviser                       (32,964)
Custodian fees paid indirectly                                          (395)
                                                                 -----------
      Net expenses                                                    46,665
                                                                 -----------
NET INVESTMENT INCOME (LOSS)                                          32,837
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              313,938
Net change in unrealized appreciation (depreciation)
  on investments                                                     285,593
                                                                 -----------
NET GAIN (LOSS) ON INVESTMENTS                                       599,531
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $   632,368
                                                                 ===========

                       See Notes to Financial Statements

Phoenix Pathfinder Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months
                                                                       Ended          From Inception
                                                                  December 31, 2006  July 29, 2005 to
                                                                    (Unaudited)       June 30, 2006
                                                                 ------------------  ----------------

FROM OPERATIONS
  Net investment income (loss)                                      $     32,837      $     16,456
  Net realized gain (loss)                                               313,938            69,930
  Net change in unrealized appreciation (depreciation)                   285,593           253,911
                                                                    ------------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              632,368           340,297
                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                         (28,439)           (8,152)
  Net investment income, Class C                                             (91)              (60)
  Net realized short-term gains, Class A                                (177,481)               --
  Net realized short-term gains, Class C                                 (10,195)               --
  Net realized long-term gains, Class A                                  (33,706)               --
  Net realized long-term gains, Class C                                   (1,936)               --
                                                                    ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (251,848)           (8,212)
                                                                    ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,189,482 and 293,055
    shares, respectively)                                             25,911,548         2,966,358
  Net asset value of shares issued from reinvestment of
    distributions (18,850 and 797 shares, respectively)                  224,870             8,152
  Cost of shares repurchased (28,797 and 6
    shares, respectively)                                               (342,078)              (66)
                                                                    ------------      ------------
Total                                                                 25,794,340         2,974,444
                                                                    ------------      ------------
CLASS C
  Proceeds from sales of shares (14,502 and 16,395
    shares,  respectively)                                               167,947           168,719
  Net asset  value of shares  issued from  reinvestment
   of  distributions (1,026 and 6 shares, respectively)                   12,222                60
  Cost of shares repurchased (741 and 6 shares, respectively)             (8,515)              (70)
                                                                    ------------      ------------
Total                                                                    171,654           168,709
                                                                    ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS           25,965,994         3,143,153
                                                                    ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                               26,346,514         3,475,238

NET ASSETS
  Beginning of period                                                  3,475,238                --
                                                                    ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $12,551 AND $8,244, RESPECTIVELY)                               $ 29,821,752      $  3,475,238
                                                                    ============      ============

                        See Notes to Financial Statements

Phoenix Pathfinder Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          Class A
                                          ---------------------------------------
                                             SIX MONTHS
                                                ENDED            FROM INCEPTION
                                           DECEMBER 31, 2006    JULY 29, 2005 TO
                                             (UNAUDITED)          JUNE 30, 2006
                                          -------------------   -----------------
Net asset value, beginning of period             $11.20               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                  0.06                 0.07
  Net realized and unrealized gain (loss)          1.10                 1.17
                                                 ------               ------
    TOTAL FROM INVESTMENT OPERATIONS               1.16                 1.24
                                                 ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.05)               (0.04)
  Dividends from net realized gains               (0.40)                  --
                                                 ------               ------
    TOTAL DISTRIBUTIONS                           (0.45)               (0.04)
                                                 ------               ------
Change in net asset value                          0.71                 1.20
                                                 ------               ------
NET ASSET VALUE, END OF PERIOD                   $11.91               $11.20
                                                 ======               ======
Total return(1)                                   10.39%(4)            12.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $29,451               $3,292
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                           1.42%(3)             1.40%(3)(6)
  Gross operating expenses                         2.43%(3)             7.45%(3)
  Net investment income (loss)                     1.05%(3)             0.72%(3)
Portfolio turnover                                   64%(4)              136%(4)


                                                          Class C
                                          ---------------------------------------
                                             SIX MONTHS
                                                ENDED            FROM INCEPTION
                                           DECEMBER 31, 2006    JULY 29, 2005 TO
                                             (UNAUDITED)          JUNE 30, 2006
                                          -------------------   -----------------
Net asset value, beginning of period             $11.18               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                  0.01                   --(5)
  Net realized and unrealized gain (loss)          1.09                 1.19
                                                 ------               ------
    TOTAL FROM INVESTMENT OPERATIONS               1.10                 1.19
                                                 ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income               --(5)             (0.01)
  Dividends from net realized gains               (0.40)                  --
                                                 ------               ------
    TOTAL DISTRIBUTIONS                           (0.40)               (0.01)
                                                 ------               ------
Change in net asset value                          0.70                 1.18
                                                 ------               ------
NET ASSET VALUE, END OF PERIOD                   $11.88               $11.18
                                                 ======               ======
Total return(1)                                    9.96%(4)            11.85 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $371                 $183
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                           2.15%(3)             2.15 %(3)(6)
  Gross operating expenses                         3.42%(3)             8.19 %(3)
  Net investment income (loss)                     0.24%(3)            (0.05)%(3)
Portfolio turnover                                   64%(4)              136 %(4)



(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)Annualized.
(4)Not annualized.
(5)Amount is less than $0.01.
(6)The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.


                       See Notes to Financial Statements

PHOENIX WORLDWIDE STRATEGIES FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Worldwide Strategies Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


       Worldwide                Beginning          Ending          Expenses Paid
    Strategies Fund           Account Value     Account Value         During
       Class A                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------
Actual                          $1,000.00         $1,129.20            $8.59
Hypothetical (5% return
  before expenses)               1,000.00          1,017.03             8.17

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


       Worldwide                Beginning          Ending          Expenses Paid
    Strategies Fund           Account Value     Account Value         During
       Class B                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------
Actual                          $1,000.00         $1,124.50           $12.58
Hypothetical (5% return
  before expenses)               1,000.00          1,013.21            11.99

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.35%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


       Worldwide                Beginning          Ending          Expenses Paid
    Strategies Fund           Account Value     Account Value         During
       Class B                June 30, 2006   December 31, 2006       Period*
------------------------    ---------------  ------------------   -------------
Actual                          $1,000.00         $1,125.00           $12.55
Hypothetical (5% return
  before expenses)               1,000.00          1,013.25            11.96

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.34%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Worldwide Strategies Fund



COUNTRY WEIGHTINGS (UNAUDITED)                                          12/31/06

As a percentage of total investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  United States                               37%
                  Japan                                       10
                  United Kingdom                               8
                  France                                       5
                  Germany                                      4
                  Switzerland                                  3
                  Netherlands                                  2
                  Other (includes short-term investments)     31


                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2006
                                  (UNAUDITED)


                                                                             SHARES     VALUE
                                                                           --------  ------------
DOMESTIC COMMON STOCKS--39.9%

UNITED STATES--39.9%
3M Co. (Industrial Conglomerates) ....................................          900  $     70,137
Abbott Laboratories (Pharmaceuticals) ................................        7,900       384,809
Advanced Micro Devices, Inc. (Semiconductors)(b) .....................        3,700        75,295
Aetna, Inc. (Managed Health Care) ....................................        6,000       259,080
AFLAC, Inc. (Life & Health Insurance) ................................        3,900       179,400
Agilent Technologies, Inc. (Electronic Equipment Manufacturers)(b) ...        3,300       115,005
Allstate Corp. (The) (Property & Casualty Insurance) .................       10,400       677,144
Altria Group, Inc. (Tobacco) .........................................          410        35,186
American Express Co. (Consumer Finance) ..............................        6,300       382,221
American Home Mortgage Investment Corp. (Mortgage REITs)(d) ..........        1,900        66,728
American International Group, Inc. (Multi-line Insurance) ............        1,690       121,105
AMR Corp. (Airlines)(b)(d) ...........................................        2,000        60,460
Anheuser-Busch Cos., Inc. (Brewers) ..................................        5,700       280,440
AON Corp. (Insurance Brokers) ........................................        2,200        77,748
Archstone-Smith Trust (Residential REITs) ............................        1,300        75,673
Arrow Electronics, Inc. (Technology Distributors)(b)(d) ..............        2,200        69,410
AT&T, Inc. (Integrated Telecommunication Services) ...................       23,300       832,975
Atmel Corp. (Semiconductors)(b) ......................................       12,130        73,386
Automatic Data Processing, Inc. (Data Processing & Outsourced Services)       4,070       200,447
Avaya, Inc. (Communications Equipment)(b) ............................        5,010        70,040
Bank of America Corp. (Other Diversified Financial Services)..........       30,700     1,639,073


                                                                             SHARES     VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
Bank of Hawaii Corp. (Regional Banks) ................................        1,700  $     91,715
Bank of New York Co., Inc. (The) (Asset Management & Custody Banks) ..        5,200       204,724
Barnes & Noble, Inc. (Specialty Stores) ..............................          800        31,768
Barr Pharmaceuticals, Inc. (Pharmaceuticals)(b) ......................        1,800        90,216
Baxter International, Inc. (Health Care Equipment) ...................        5,000       231,950
Becton, Dickinson & Co. (Health Care Equipment) ......................        5,100       357,765
BellSouth Corp. (Integrated Telecommunication Services) ..............        5,660       266,643
Biogen Idec, Inc. (Biotechnology)(b)(d) ..............................        3,000       147,570
BMC Software, Inc. (Systems Software)(b) .............................        2,900        93,380
Burlington Northern Santa Fe Corp. (Railroads) .......................        1,000        73,810
Campbell Soup Co. (Packaged Foods & Meats)(d) ........................        4,600       178,894
Capital One Financial Corp. (Consumer Finance) .......................        1,800       138,276
Cardinal Health, Inc. (Health Care Distributors) .....................        3,100       199,733
Caremark Rx, Inc. (Health Care Services)(d) ..........................        2,500       142,775
CBS Corp. Class B (Broadcasting & Cable TV) ..........................       14,960       466,453
Cephalon, Inc. (Biotechnology)(b)(d) .................................        2,800       197,148
Chaparral Steel Co. (Steel) ..........................................          900        39,843
Charles Schwab Corp. (The) (Investment Banking & Brokerage) ..........        5,530       106,950
Chevron Corp. (Integrated Oil & Gas) .................................        8,000       588,240
CIGNA Corp. (Managed Health Care) ....................................        1,300       171,041
Cisco Systems, Inc. (Communications Equipment)(b) ....................       33,400       912,822
Citigroup, Inc. (Other Diversified Financial Services) ...............       14,650       816,005
Citizens Communications Co. (Integrated Telecommunication Services)(d)       15,200       218,424
Coca-Cola Co. (The) (Soft Drinks) ....................................        7,300       352,225
Colgate-Palmolive Co. (Household Products) ...........................        1,200        78,288


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                                                                            SHARES      VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
Comerica, Inc. (Diversified Banks) ...................................        2,000  $    117,360
Computer Sciences Corp. (Data Processing & Outsourced Services)(b)(d)           800        42,696
ConAgra Foods, Inc. (Packaged Foods & Meats) .........................        7,000       189,000
ConocoPhillips (Integrated Oil & Gas) ................................        6,100       438,895

Constellation Energy Group, Inc. (Independent Power Producers &
Energy Traders) ......................................................        3,100       213,497

Covanta Holding Corp. (Environmental & Facilities Services)(b) .......        1,500        33,060
Dell, Inc. (Computer Hardware)(b) ....................................       12,100       303,589
Devon Energy Corp. (Oil & Gas Exploration & Production) ..............        1,060        71,105
Donnelley (R.R.) & Sons Co. (Commercial Printing) ....................        4,100       145,714
Dover Corp. (Industrial Machinery) ...................................        1,200        58,824
Dow Chemical Co. (The) (Diversified Chemicals) .......................        4,200       167,748

Dun & Bradstreet Corp. (Diversified Commercial & Professional
Services)(b) .........................................................        1,400       115,906

Dynegy, Inc. Class A (Independent Power Producers & Energy
Traders)(b)(d) .......................................................        8,300        60,092

Eaton Corp. (Industrial Machinery) ...................................        4,400       330,616
EMC Corp. (Computer Storage & Peripherals)(b)(d) .....................        8,000       105,600
Emdeon Corp. (Health Care Technology)(b)(d) ..........................       12,600       156,114
Emerson Electric Co. (Electrical Components & Equipment) .............        9,200       405,628
Emulex Corp. (Computer Storage & Peripherals)(b) .....................        5,100        99,501
Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals)(b) .............        2,700        74,466
Estee Lauder Cos., Inc. (The) Class A (Personal Products) ............        5,500       224,510
Expedia, Inc. (Internet Retail)(b) ...................................        3,900        81,822
Exxon Mobil Corp. (Integrated Oil & Gas) .............................       30,360     2,326,487
Family Dollar Stores, Inc. (General Merchandise Stores)(d) ...........        3,420       100,309
Federated Department Stores, Inc. (Department Stores) ................        8,600       327,918
Federated Investors, Inc. Class B (Asset Management & Custody Banks) .        2,800        94,584
FedEx Corp. (Air Freight & Logistics) ................................        1,200       130,344
FelCor Lodging Trust, Inc. (Specialized REITs) .......................        3,660        79,934
Fiserv, Inc. (Data Processing & Outsourced Services)(b) ..............        4,300       225,406
Forest Laboratories, Inc. (Pharmaceuticals)(b) .......................          590        29,854


                                                                            SHARES      VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
Franklin Resources, Inc. (Asset Management & Custody Banks)(d) .......        1,600  $    176,272

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia) (Diversified
Metals & Mining)(c) ..................................................        3,100       172,763

Gap, Inc. (The) (Apparel Retail) .....................................        9,000       175,500
General Dynamics Corp. (Aerospace & Defense) .........................        1,500       111,525
General Electric Co. (Industrial Conglomerates) ......................       21,300       792,573
General Mills, Inc. (Packaged Foods & Meats) .........................        4,000       230,400
General Motors Corp. (Automobile Manufacturers)(d) ...................        5,690       174,797
Grey Wolf, Inc. (Oil & Gas Drilling)(b)(d) ...........................       16,300       111,818
Halliburton Co. (Oil & Gas Equipment & Services) .....................        7,410       230,080
Harley-Davidson, Inc. (Motorcycle Manufacturers)(d) ..................          800        56,376
Harman International Industries, Inc. (Consumer Electronics) .........          500        49,955
Harris Corp. (Communications Equipment)(d) ...........................        1,700        77,962
Hartford Financial Services Group, Inc. (The) (Multi-line Insurance) .          600        55,986
Heinz (H.J.) Co. (Packaged Foods & Meats) ............................        4,300       193,543
Hewlett-Packard Co. (Computer Hardware) ..............................       17,500       720,825
Home Depot, Inc. (The) (Home Improvement Retail) .....................        9,700       389,552
Honeywell International, Inc. (Aerospace & Defense) ..................        5,500       248,820
IAC/InterActiveCorp. (Internet Retail)(b) ............................        3,200       118,912
Integrated Device Technology, Inc. (Semiconductors)(b)(d) ............        4,530        70,124
Intel Corp. (Semiconductors) .........................................       11,900       240,975
International Business Machines Corp. (Computer Hardware) ............       10,810     1,050,191
Johnson & Johnson (Pharmaceuticals) ..................................       17,200     1,135,544
JPMorgan Chase & Co. (Other Diversified Financial Services) ..........       21,700     1,048,110
KeyCorp (Regional Banks) .............................................        4,000       152,120
Kimberly-Clark Corp. (Household Products) ............................        6,000       407,700
Kroger Co. (The) (Food Retail) .......................................        5,800       133,806
Lam Research Corp. (Semiconductor Equipment)(b) ......................        1,500        75,930
Lexmark International, Inc. Class A (Computer Storage &
Peripherals)(b)(d) ...................................................        1,500       109,800
Lincoln National Corp. (Life & Health Insurance) .....................        5,000       332,000
Lockheed Martin Corp. (Aerospace & Defense) ..........................        3,900       359,073
Loews Corp. - Carolina Group (Tobacco) ...............................        4,700       304,184
LSI Logic Corp. (Semiconductors)(b)(d) ...............................        8,200        73,800
Marathon Oil Corp. (Integrated Oil & Gas) ............................        1,400       129,500


                        See Notes to Financial Statements
18

Phoenix Worldwide Strategies Fund


                                                                            SHARES      VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
Masco Corp. (Building Products)(d) ...................................        5,200  $    155,324
McDonald's Corp. (Restaurants) .......................................       11,800       523,094
McKesson Corp. (Health Care Distributors) ............................        5,100       258,570
Medco Health Solutions, Inc. (Health Care Services)(b) ...............        1,440        76,954
Mellon Financial Corp. (Asset Management & Custody Banks) ............          860        36,249
Merck & Co., Inc. (Pharmaceuticals) ..................................        6,000       261,600
Merrill Lynch & Co., Inc. (Investment Banking & Brokerage) ...........        7,600       707,560
MetLife, Inc. (Life & Health Insurance) ..............................       10,900       643,209
Microsoft Corp. (Systems Software) ...................................       33,400       997,324
Millennium Pharmaceuticals, Inc. (Biotechnology)(b)(d) ...............        6,900        75,210
Molson Coors Brewing Co. Class B (Brewers) ...........................        1,640       125,362
Morgan Stanley (Investment Banking & Brokerage) ......................        3,100       252,433
Motorola, Inc. (Communications Equipment) ............................       21,900       450,264
National City Corp. (Regional Banks)(d) ..............................        1,100        40,216
National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)(b) .....          600        36,708
National Semiconductor Corp. (Semiconductors) ........................        3,200        72,640
NBTY, Inc. (Personal Products)(b)(d) .................................        2,500       103,925
Newell Rubbermaid, Inc. (Housewares & Specialties) ...................        7,500       217,125
Nike, Inc. Class B (Footwear) ........................................        2,400       237,672
Nordstrom, Inc. (Department Stores) ..................................        7,000       345,380
Norfolk Southern Corp. (Railroads) ...................................        2,300       115,667
Northern Trust Corp. (Asset Management & Custody Banks)(d) ...........        4,100       248,829
Northrop Grumman Corp. (Aerospace & Defense) .........................        2,600       176,020
Novellus Systems, Inc. (Semiconductor Equipment)(b)(d) ...............        3,300       113,586
Nucor Corp. (Steel)(d) ...............................................          430        23,504
Occidental Petroleum Corp. (Integrated Oil & Gas) ....................       16,200       791,046
ON Semiconductor Corp. (Semiconductors)(b)(d) ........................        9,200        69,644
Oracle Corp. (Systems Software)(b) ...................................       23,000       394,220
PACCAR, Inc. (Construction & Farm Machinery & Heavy Trucks)(d) .......        2,300       149,270
Parker-Hannifin Corp. (Industrial Machinery) .........................        1,200        92,256
Penney (J.C.) Co., Inc. (Department Stores)(d) .......................        4,900       379,064
Pepsi Bottling Group, Inc. (The) (Soft Drinks) .......................        6,500       200,915
PerkinElmer, Inc. (Life Sciences Tools & Services) ...................        3,500        77,805
Pfizer, Inc. (Pharmaceuticals) .......................................       37,900       981,610
Philadelphia Consolidated Holding Co. (Property & Casualty
Insurance)(b) ........................................................          800        35,648


                                                                            SHARES      VALUE
                                                                           --------  ------------

UNITED STATES--CONTINUED
PPG Industries, Inc. (Diversified Chemicals) .........................          600  $     38,526
PPL Corp. (Electric Utilities) .......................................        3,800       136,192
Pride International, Inc. (Oil & Gas Drilling)(b) ....................        2,500        75,025
Principal Financial Group, Inc. (The) (Life & Health Insurance) ......        4,380       257,106
Progressive Corp. (The) (Property & Casualty Insurance) ..............        4,900       118,678
Protective Life Corp. (Life & Health Insurance) ......................          600        28,500
Prudential Financial, Inc. (Life & Health Insurance) .................        3,300       283,338
Qwest Communications International, Inc. (Integrated Telecommunication
Services)(b)(d) ......................................................       24,540       205,400
Raytheon Co. (Aerospace & Defense) ...................................        2,900       153,120
Reynolds American, Inc. (Tobacco)(d) .................................        1,400        91,658
Rohm and Haas Co. (Specialty Chemicals) ..............................        1,300        66,456
Sanmina-SCI Corp. (Electronic Manufacturing Services)(b) .............       13,700        47,265
Sherwin-Williams Co. (The) (Home Improvement Retail) .................        5,600       356,048
Southwest Airlines Co. (Airlines)(d) .................................        5,700        87,324
Sprint Nextel Corp. (Wireless Telecommunication Services) ............       13,400       253,126
St. Paul Travelers Cos., Inc. (The) (Property & Casualty Insurance) ..        9,100       488,579
StanCorp Financial Group, Inc. (Life & Health Insurance) .............          700        31,535
State Street Corp. (Asset Management & Custody Banks) ................        3,000       202,320
Sun Microsystems, Inc. (Computer Hardware)(b) ........................        8,500        46,070
Sunoco, Inc. (Oil & Gas Refining & Marketing) ........................        1,200        74,832
SunTrust Banks, Inc. (Regional Banks) ................................          800        67,560
Symantec Corp. (Systems Software)(b) .................................        1,900        39,615
Synovus Financial Corp. (Regional Banks) .............................        2,000        61,660
Tellabs, Inc. (Communications Equipment)(b) ..........................        4,300        44,118
Teradyne, Inc. (Semiconductor Equipment)(b)(d) .......................        4,900        73,304
Texas Instruments, Inc. (Semiconductors) .............................        9,700       279,360
Thermo Fisher Scientific (Life Sciences Tools & Services)(b) .........        5,000       226,450
Tidewater, Inc. (Oil & Gas Equipment & Services)(d) ..................        2,300       111,228
Time Warner, Inc. (Movies & Entertainment) ...........................       19,250       419,265
TODCO (Oil & Gas Drilling)(b)(d) .....................................        2,700        92,259
Toro Co. (The) (Construction & Farm Machinery & Heavy Trucks)(d) .....        2,200       102,586
TXU Corp. (Independent Power Producers & Energy Traders) .............        2,100       113,841
U.S. Bancorp (Diversified Banks) .....................................        4,500       162,855


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund



                                                                            SHARES      VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
United Parcel Service, Inc. Class B (Air Freight & Logistics) ........          800  $     59,984
United States Steel Corp. (Steel) ....................................          500        36,570
United Technologies Corp. (Aerospace & Defense) ......................       10,100       631,452
UnitedHealth Group, Inc. (Managed Health Care) .......................        7,360       395,453
Unitrin, Inc. (Multi-line Insurance) .................................          600        30,066
USG Corp. (Building Products)(b)(d) ..................................          600        32,880
Verizon Communications, Inc. (Integrated Telecommunication Services) .       16,800       625,632
VF Corp. (Apparel, Accessories & Luxury Goods) .......................        1,600       131,328
Viacom, Inc. Class B (Movies & Entertainment)(b) .....................        2,610       107,088
Wachovia Corp. (Diversified Banks) ...................................       14,800       842,860
Walt Disney Co. (The) (Movies & Entertainment) .......................        5,000       171,350
Warner Music Group Corp. (Movies & Entertainment)(d) .................        3,300        75,735
Watson Pharmaceuticals, Inc. (Pharmaceuticals)(b) ....................        1,100        28,633
WellPoint, Inc. (Managed Health Care)(b) .............................        3,900       306,891
Wells Fargo & Co. (Diversified Banks) ................................       12,460       443,078
Whirlpool Corp. (Household Appliances)(d) ............................          800        66,416
Wyeth (Pharmaceuticals) ..............................................        3,200       162,944
Yum! Brands, Inc. (Restaurants) ......................................        3,800       223,440
-------------------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,718,249)                                                          47,076,417
-------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--58.2%

AUSTRALIA--2.8%
Leighton Holdings Ltd. (Construction & Engineering)(d) ...............       11,364       181,376
Orica Ltd. (Diversified Chemicals) ...................................       11,390       218,473
Oxiana Ltd. (Diversified Metals & Mining)(d) .........................      195,782       489,892
Publishing & Broadcasting Ltd. (Broadcasting & Cable TV) .............       23,539       396,692
Qantas Airways Ltd. (Airlines) .......................................       50,662       208,747
QBE Insurance Group Ltd. (Property & Casualty Insurance) .............       19,603       446,413
Rio Tinto Ltd. (Diversified Metals & Mining)(d) ......................       16,340       958,316
Santos Ltd. (Oil & Gas Exploration & Production) .....................       56,851       442,918
                                                                                      -----------
                                                                                        3,342,827
                                                                                      -----------
AUSTRIA--0.2%
Telekom Austria AG (Integrated Telecommunication Services) ...........        6,700       179,539
Voestalpine AG (Steel) ...............................................          564        31,843
                                                                                      -----------
                                                                                          211,382
                                                                                      -----------


                                                                            SHARES      VALUE
                                                                           --------  ------------
BELGIUM--1.3%
Belgacom SA (Integrated Telecommunication Services)(d) ...............        4,000  $    176,200
Delhaize Group (Food Retail) .........................................        4,333       361,203
Dexia (Diversified Banks) ............................................       16,994       465,481
Fortis BB (Other Diversified Financial Services) .....................        7,600       324,245
InBev N.V. (Brewers) .................................................        3,428       225,984
                                                                                      -----------
                                                                                        1,553,113
                                                                                      -----------
CANADA--1.0%
IPSCO, Inc. (Steel) ..................................................        3,306       310,656
Synear Food Holdings Ltd. (Packaged Foods & Meats)(b) ................      107,000       104,645
Teck Cominco Ltd. Class B (Diversified Metals & Mining) ..............        9,188       692,557
TELUS Corp. (Integrated Telecommunication Services) ..................        2,100        93,696
                                                                                      -----------
                                                                                        1,201,554
                                                                                      -----------
CHINA--0.7%
ASM Pacific Technology Ltd. (Semiconductor Equipment) ................       11,500        64,018
China Mobile Ltd. (Wireless Telecommunication Services) ..............       51,000       440,610
China Petroleum & Chemical Corp. Class H (Integrated Oil & Gas) ......      287,000       265,662
                                                                                      -----------
                                                                                          770,290
                                                                                      -----------
DENMARK--0.0%
Carlsberg A S (Brewers) ..............................................          530        52,636

FINLAND--0.0%
Ramirent Oyj (Trading Companies & Distributors) ......................          298        17,623

FRANCE--5.5%
Air France -KLM (Airlines)(d) ........................................       24,851     1,046,134
Alstom (Heavy Electrical Equipment)(b)(d) ............................        2,900       393,149
AXA SA (Multi-line Insurance)(d) .....................................       11,089       448,942
BNP Paribas SA (Diversified Banks)(d) ................................        4,800       523,688
Bouygues SA (Wireless Telecommunication Services)(d) .................        4,800       308,130
Capgemini SA (IT Consulting & Other Services)(d) .....................        6,800       426,823
Carrefour SA (Hypermarkets & Super Centers)(d) .......................        4,500       272,893
Compagnie Generale des Etablissements Michelin Class B
(Tires & Rubber)(d) ..................................................        2,669       255,432

LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories &
Luxury Goods)(d) .....................................................        3,204       338,142

Societe Generale (Diversified Banks)(d) ..............................        2,314       392,820
Technip SA (Oil & Gas Equipment & Services)(d) .......................        4,870       334,288
Total SA (Integrated Oil & Gas)(d) ...................................       12,500       901,756


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                                                                            SHARES      VALUE
                                                                           --------  ------------
FRANCE--CONTINUED
Vallourec SA (Industrial Machinery) ..................................        1,990  $    578,704
Vivendi Universal SA (Movies & Entertainment)(d) .....................        6,800       265,788
                                                                                      -----------
                                                                                        6,486,689
                                                                                      -----------
GERMANY--4.7%
Allianz AG Registered Shares (Multi-line Insurance) ..................        5,215     1,065,373
Bayerische Motoren Werke AG (Automobile Manufacturers)(d) ............        3,700       212,510
Commerzbank AG (Diversified Banks) ...................................        9,434       359,278
DaimlerChrysler AG (Automobile Manufacturers) ........................        5,900       364,491
Deutsche Lufthansa AG Registered Shares (Airlines) ...................       41,132     1,132,073
E.ON AG (Electric Utilities) .........................................        2,700       368,138
Fresenius Medical Care AG & Co KGaA (Health Care Services) ...........        2,200       293,227
Heidelberger Druckmaschinen AG (Industrial Machinery) ................        1,385        65,598
MAN AG (Industrial Machinery) ........................................        3,161       285,661
Metro AG (Hypermarkets & Super Centers) ..............................        5,900       376,251
MTU Aero Engines Holdings AG (Aerospace & Defense) ...................          909        42,549
Salzgitter AG (Steel) ................................................        4,873       637,147
SAP AG (Application Software) ........................................        6,000       318,870
                                                                                      -----------
                                                                                        5,521,166
                                                                                      -----------
GREECE--0.3%
Alpha Bank AE (Diversified Banks) ....................................       11,940       360,934

HONG KONG--1.3%
Cheung Kong Holdings Ltd. (Real Estate Management & Development) .....       40,000       492,395
Guangdong Investments Ltd. (Industrial Conglomerates) ................      592,000       267,143
Solomon Systech International Ltd. (Semiconductors) ..................      426,000        66,269
Sun Hung Kai Properties Ltd. (Real Estate Management & Development) ..       21,000       241,229
Television Broadcasts Ltd. (Broadcasting & Cable TV) .................       39,000       238,163
VTech Holdings Ltd. (Communications Equipment) .......................       38,907       240,096
                                                                                      -----------
                                                                                        1,545,295
                                                                                      -----------


                                                                            SHARES      VALUE
                                                                           --------  ------------
ITALY--1.7%
Banca Popolare Dell'emilia Romagna Scrl (Regional Banks) .............        1,113  $     27,327
Banco Popolare Di Verona E Novara Scrl (Diversified Banks)(d) ........       15,463       443,958
Credito Emiliano S.p.A (Regional Banks) ..............................        2,269        32,108
ENI S.p.A. (Integrated Oil & Gas) ....................................       23,714       797,614
Fondiaria - Sai S.p.A. (Property & Casualty Insurance)(d) ............        5,500       263,112
Luxottica Group S.p.A (Apparel, Accessories & Luxury Goods) ..........        2,882        88,566
UniCredito Italiano S.p.A. (Diversified Banks) .......................       40,200       352,357
                                                                                      -----------
                                                                                        2,005,042
                                                                                      -----------
JAPAN--12.1%
ABILIT Corp. (Leisure Products)(d) ...................................        4,500        22,877
AEON Co. Ltd. (Hypermarkets & Super Centers) .........................       13,100       283,454
Bank of Yokohama Ltd. (The) (Regional Banks)(d) ......................       21,000       164,464
Bosch Corp. (Auto Parts & Equipment)(d) ..............................        7,000        36,998
Brother Industries Ltd. (Office Electronics) .........................       13,000       175,984
Canon, Inc. (Office Electronics)(d) ..................................       16,200       912,063
Central Japan Railway Co. (Railroads) ................................           56       578,799
Daiwa House Industry Co. Ltd. (Homebuilding) .........................       16,000       278,308
Diamond Lease Co. Ltd. (Consumer Finance)(d) .........................        1,100        53,057
Fujikura Ltd. (Electrical Components & Equipment) ....................       31,000       272,736
Fujitsu Ltd. (Computer Hardware) .....................................       41,000       321,785
Haseko Corp. (Homebuilding)(b)(d) ....................................       42,000       150,347
Kanto Auto Works Ltd. (Auto Parts & Equipment) .......................        1,700        22,013
Kao Corp. (Household Products)(d) ....................................       13,000       350,658
KDDI Corp. (Wireless Telecommunication Services) .....................            4        27,125
Keyence Corp. (Electronic Equipment Manufacturers)(d) ................        1,100       272,585
Leopalace21 Corp. (Real Estate Management & Development) .............        7,000       223,520
Mazda Motor Corp. (Automobile Manufacturers)(d) ......................       45,000       307,424
Millea Holdings, Inc. (Property & Casualty Insurance) ................       11,900       419,982
Mitsubishi Electric Corp. (Electronic Equipment Manufacturers) .......       33,000       301,147
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks) .............           41       506,449
Mitsui & Co. Ltd. (Distributors)(d) ..................................       28,000       418,806
Mitsui Sumitomo Insurance Co. Ltd. (Property & Casualty Insurance) ...       18,000       196,933
Mori Seiki Co. Ltd. (Industrial Machinery)(d) ........................        4,000        89,576


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                                                                            SHARES      VALUE
                                                                           --------  ------------
JAPAN--CONTINUED
Murata Manufacturing Co. Ltd. (Electronic Equipment Manufacturers) ...        4,800  $    324,692
NGK Insulators Ltd. (Electrical Components & Equipment) ..............        7,000       108,113
Nihon Dempa Kogyo Co. Ltd. (Electronic Equipment Manufacturers) ......          500        20,629
Nikko Cordial Corp. (Investment Banking & Brokerage)(d) ..............        8,000        91,761
Nikon Corp. (Photographic Products)(d) ...............................       17,000       372,841
Nippon Mining Holdings, Inc. (Oil & Gas Refining & Marketing) ........        7,000        50,351
Nippon Oil Corp. (Oil & Gas Refining & Marketing) ....................       50,000       334,440

Nissan Diesel Motor Co. Ltd. (Construction & Farm Machinery &
Heavy Trucks)(d) .....................................................       16,000        53,510

Nissan Motor Co. Ltd. (Automobile Manufacturers)(d) ..................       34,000       409,411
Nissin Kogyo Co. Ltd (Auto Parts & Equipment) ........................       19,200       493,694
Nomura Holdings, Inc. (Investment Banking & Brokerage)(d) ............       18,100       341,452
Nomura Research Institute Ltd. (IT Consulting & Other Services) ......          600        87,022
NTT DoCoMo, Inc. (Wireless Telecommunication Services)(d) ............          157       248,023
OMRON Corp. (Electronic Equipment Manufacturers) .....................       13,100       372,068
SBI Holdings, Inc. (Asset Management & Custody Banks)(d) .............          343       115,578
Secom Co. Ltd. (Diversified Commercial & Professional Services)(d) ...        8,500       440,696
Seiko Corp. (Apparel, Accessories & Luxury Goods)(d) .................        6,000        37,612
Sekisui House Ltd. (Homebuilding)(d) .................................       16,000       232,999
Sony Corp. (Consumer Electronics) ....................................       11,700       501,408
Sumitomo Metal Industries (Steel) ....................................       36,000       156,397
Sumitomo Metal Mining Co. Ltd (Diversified Metals & Mining)(d) .......       40,000       513,256
Sumitomo Trust & Banking Co. Ltd. (The) (Diversified Banks) ..........       47,000       492,887
Suzuki Motor Corp. (Automobile Manufacturers)(d) .....................        4,000       112,936
Taihei Kogyo Co. Ltd. (Construction & Engineering)(d) ................       10,000        51,763
Tokyo Electric Power Co., Inc. (The) (Electric Utilities)(d) .........       11,500       372,043


                                                                            SHARES      VALUE
                                                                           --------  ------------
JAPAN--CONTINUED
Tokyo Electron Ltd. (Semiconductor Equipment)(d) .....................          900  $     70,938
Toyota Boshoku Corp. (Auto Parts & Equipment)(d) .....................       15,800       341,876
West Japan Railway Co. (Railroads) ...................................            1         4,277

Yamaguchi Financial Group, Inc. (Other Diversified
Financial Services)(b) ...............................................        2,890        29,627

Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)(d) ..................       26,000       817,109
Yamato Kogyo Co. Ltd. (Steel) ........................................        5,500       139,112
Yaskawa Electric Corp. (Electronic Equipment Manufacturers)(d) .......        9,000       104,138
                                                                                      -----------
                                                                                       14,229,749
                                                                                      -----------
MALAYSIA--0.1%
British American Tobacco Malaysia Berhad (Tobacco) ...................          700         8,582
DiGi.Com Berhad (Integrated Telecommunication Services) ..............       31,000       133,560
Shell Refining Co. (Oil & Gas Refining & Marketing) ..................        4,700        14,121
                                                                                      -----------
                                                                                          156,263
                                                                                      -----------
NETHERLANDS--2.9%
ABN AMRO Holding N.V. (Diversified Banks) ............................          131         4,195
Akzo Nobel N.V. (Diversified Chemicals) ..............................        4,496       274,253
ASML Holding N.V. (Semiconductor Equipment)(b) .......................       19,747       491,101
ING Groep N.V. (Other Diversified Financial Services) ................       47,993     2,128,025
Koninklijke (Royal) KPN N.V. (Integrated Telecommunication Services) .       17,439       247,928
Nutreco Holdings. N.V. (Agricultural Products) .......................          133         8,671
Unilever N.V. - CVA (Packaged Foods & Meats) .........................          244         6,667
Wolters Kluwer N.V. (Publishing) .....................................       10,100       290,514
                                                                                      -----------
                                                                                        3,451,354
                                                                                      -----------
NORWAY--0.3%
Orkla ASA (Industrial Conglomerates) .................................          420        23,778
Statoil ASA (Integrated Oil & Gas)(d) ................................       13,427       355,852
                                                                                      -----------
                                                                                          379,630
                                                                                      -----------
RUSSIA--0.1%
LUKOIL Sponsored ADR (Integrated Oil & Gas) ..........................        1,800       158,310

SINGAPORE--0.8%
CapitaLand Ltd. (Real Estate Management & Development)(d) ............      117,000       472,958
SembCorp Industries Ltd. (Industrial Conglomerates) ..................       32,000        80,117
Singapore Airlines Ltd. (Airlines) ...................................        6,000        68,460


                        See Notes to Financial Statements
22

Phoenix Worldwide Strategies Fund


                                                                            SHARES      VALUE
                                                                           --------  ------------
SINGAPORE--CONTINUED
Starhub Ltd. (Wireless Telecommunication Services) ...................       37,714  $     64,671
United Overseas Bank Ltd. (Diversified Banks) ........................       16,000       202,380
                                                                                      -----------
                                                                                          888,586
                                                                                      -----------
SOUTH KOREA--1.4%
Hynix Semiconductor, Inc. (Semiconductors)(b) ........................        4,350       170,492

Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery &
Heavy Trucks) ........................................................          301        40,781

Hyundai Mipo Dockyard Co. Ltd. (Construction & Farm Machinery &
Heavy Trucks) ........................................................          195        24,952

KT Corp. (Integrated Telecommunication Services) .....................       10,800       540,000
KT&G Corp. (Tobacco) .................................................        1,332        80,922
LG Telecom Ltd. (Communications Equipment)(b) ........................       12,129       125,463
Samsung Electronics Co. Ltd. (Semiconductors) ........................          546       359,890
SK Corp. (Oil & Gas Refining & Marketing) ............................        1,712       134,383
SK Telecom Co. Ltd. (Wireless Telecommunication Services) ............          222        53,113
Woori Finance Holdings Co., Ltd (Multi-Sector Holdings) ..............        3,990        94,816
                                                                                      -----------
                                                                                        1,624,812
                                                                                      -----------
SPAIN--2.2%
Actividades de Construccion y Servicios SA (Construction &
Engineering)(d) ......................................................        3,950       222,697

Banco Bilbao Vizcaya Argentaria SA (Diversified Banks) ...............       13,000       313,009
Banco Santander Central Hispano SA (Diversified Banks) ...............       96,919     1,809,035
Corporacion Mapfre SA (Multi-line Insurance) .........................       17,640        79,637
Fomento de Construcciones y Contratas SA (Construction &
Engineering) .........................................................        1,535       156,428
                                                                                      -----------
                                                                                        2,580,806
                                                                                      -----------
SWEDEN--1.8%
ForeningsSparbanken AB Class A (Diversified Banks) ...................        5,034       182,729
JM AB (Construction & Engineering) ...................................        3,200        77,593
Lindex AB (Apparel Retail)(d) ........................................          800        10,254
Nordea Bank AB (Diversified Banks) ...................................       86,200     1,328,391
Skanska AB Class B (Construction & Engineering) ......................        9,200       181,421
Telefonaktiebolaget LM Ericsson Class B (Communications Equipment) ...       82,000       331,189
                                                                                      -----------
                                                                                        2,111,577
                                                                                      -----------
SWITZERLAND--3.4%
Holcim Ltd. Registered Shares (Construction Materials) ...............        3,300       302,511


                                                                            SHARES      VALUE
                                                                           --------  ------------
SWITZERLAND--CONTINUED
Nestle S.A. Registered Shares (Packaged Foods & Meats) ...............        1,047  $    372,057
Novartis AG Registered Shares (Pharmaceuticals) ......................       12,100       697,599
Roche Holding AG Registered Shares (Pharmaceuticals) .................        4,600       824,867
Swiss Life Holding Registered Shares (Life & Health Insurance)(b) ....        1,145       286,837
Swisscom AG Registered Shares (Integrated Telecommunication Services)           500       189,270
UBS AG Registered Shares (Diversified Capital Markets) ...............        5,100       309,934
Zurich Financial Services AG Registered Shares (Multi-line Insurance)         3,732     1,004,593
                                                                                      -----------
                                                                                        3,987,668
                                                                                      -----------
TAIWAN--0.7%
Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services) ....       72,420       134,683
Nanya Technology Corp. (Semiconductors) ..............................       28,000        23,115
Powerchip Semiconductor Corp. (Semiconductors) .......................      136,000        91,822
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Semiconductors)   52,726       576,297
                                                                                      -----------
                                                                                          825,917
                                                                                      -----------
THAILAND--0.1%
PTT Public Co. (Oil & Gas Refining & Marketing) ......................        8,100        47,983
Thai Beverage plc (Brewers) ..........................................      133,000        23,413
                                                                                      -----------
                                                                                           71,396
                                                                                      -----------
TURKEY--0.1%
KOC Holding AS (Automobile Manufacturers)(b) .........................        4,286        16,653

Tupras-Turkiye Petro Rafinerileri AS (Oil & Gas Refining &
Marketing) ...........................................................        3,637        62,180
                                                                                      -----------
                                                                                           78,833
                                                                                      -----------
UNITED KINGDOM--9.8%
Antofagasta plc (Diversified Metals & Mining) ........................      116,291     1,158,971
AstraZeneca plc (Pharmaceuticals) ....................................       27,426     1,473,517
Aviva plc (Multi-line Insurance) .....................................       29,500       474,791
BAE Systems plc (Aerospace & Defense) ................................       41,000       341,780
Barclays plc (Diversified Banks) .....................................       28,600       408,787
British Airways plc (Airlines)(b) ....................................       45,172       466,552
British American Tobacco plc (Tobacco) ...............................       17,393       486,649
British Sky Broadcasting plc (Broadcasting & Cable TV) ...............       35,000       357,723
BT Group plc (Integrated Telecommunication Services)(d) ..............        5,884        34,735
CSR plc (Communications Equipment)(b)(d) .............................          751         9,558


                        See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                                                                             SHARES    VALUE
                                                                           --------  ------------
UNITED KINGDOM--CONTINUED
Dana Petroleum plc (Oil & Gas Exploration &
Production)(b) .......................................................        2,131  $     52,281
Drax Group plc (Electric Utilities) ..................................       14,698       234,825
Emap plc (Publishing) ................................................       18,583       293,816
GlaxoSmithKline plc (Pharmaceuticals) ................................       28,800       757,880
HSBC Holdings plc (Diversified Banks) ................................       23,756       433,044
Legal & General Group plc (Life & Health Insurance) ..................      172,300       531,342
Marks & Spencer Group plc (Department Stores) ........................       63,098       885,816

Michael Page International plc (Human Resources & Employment
Services) ............................................................       23,656       209,473

National Grid plc (Multi-Utilities) ..................................       28,212       407,108
NETeller plc (Other Diversified Financial Services)(b)(d) ............       15,300        45,385
Next plc (Department Stores) .........................................       11,050       389,443
Reckitt Benckiser plc (Household Products) ...........................          972        44,420
Rolls-Royce Group plc (Aerospace & Defense)(b) .......................       39,297       344,516
Rolls-Royce Group plc Class B (Aerospace & Defense) ..................    1,442,199         2,866
Scottish & Newcastle plc (Brewers) ...................................       38,100       417,382
Smiths Group plc (Industrial Conglomerates) ..........................       20,000       388,268
Sportingbet plc (Casinos & Gaming)(d) ................................        9,921         8,353
Tate & Lyle plc (Packaged Foods & Meats) .............................        4,250        63,950
Vodafone Group plc (Wireless Telecommunication Services) .............      322,875       894,539
                                                                                      -----------
                                                                                       11,617,770
                                                                                      -----------
UNITED STATES--2.9%
AEGON N.V. (Life & Health Insurance) .................................       25,915       493,977
Ingersoll-Rand Co. Ltd. Class A (Industrial Machinery) ...............       11,390       445,691
Royal Dutch Shell plc Class A (Integrated Oil & Gas)(d)(g) ...........       19,000       664,050
Royal Dutch Shell plc Class A (Integrated Oil & Gas)(d)(f) ...........       48,325     1,704,500


                                                                            SHARES      VALUE
                                                                           --------  ------------
UNITED STATES--CONTINUED
Tyco International Ltd. (Industrial Conglomerates) ...................        5,300  $    161,120
                                                                                      -----------
                                                                                        3,469,338
                                                                                      -----------
-------------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $53,110,020)                                                          68,700,560
-------------------------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--0.5%

GERMANY--0.5%
Porsche AG Preferred 0.64% (Automobile Manufacturers) ................          418       531,948
-------------------------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $461,211)                                                                531,948
-------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $94,289,480)                                                         116,308,925
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--18.7%

MONEY MARKET MUTUAL FUNDS(e)--17.6%
State Street Navigator Prime Plus
(5.32% seven day effective yield) ....................................   20,745,921    20,745,921


                                                                              PAR
                                                                             VALUE
                                                                             (000)
                                                                            -------
FEDERAL AGENCY SECURITIES--1.1%
FHLB 4.80%, 1/3/07(h) ................................................      $ 1,340     1,339,643
-------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $22,085,564)                                                          22,085,564
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--117.3%
(IDENTIFIED COST $116,375,044)                                                        138,394,489(a)

Other assets and liabilities, net--(17.3)%                                            (20,404,975)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $117,989,514
                                                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,257,424 and gross depreciation of $1,581,999 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $116,719,064.
(b)  Non-income producing.
(c) Common and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  Shares traded on Amsterdam Exchange.
(g)  Shares traded on London Exchange.
(h)  The rate shown is the discount rate.

                       See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                  (UNAUDITED)

ASSETS

Investment securities at value,
   including $19,860,308 of securities on loan
   (Identified cost $116,375,044)                              $138,394,489
Foreign currency at value
   (Identified cost $361,765)                                       357,530
Cash                                                                  5,990
Receivables
Fund shares sold                                                    964,044
Dividends and interest                                              175,847
Investment securities sold                                          128,082
Tax reclaims                                                         36,608
Prepaid expenses                                                     26,809
Other assets                                                         19,764
                                                               ------------
   Total assets                                                 140,109,163
                                                               ------------
LIABILITIES
Payables
Investment securities purchased                                     964,482
Fund shares repurchased                                             161,108
Upon return of securities loaned                                 20,745,921
Investment advisory fee                                              85,211
Transfer agent fee                                                   44,126
Distribution and service fees                                        29,639
Administration fee                                                   15,822
Trustee deferred compensation plan                                   19,764
Trustees' fee                                                         1,174
Other accrued expenses                                               52,402
                                                               ------------
      Total liabilities                                          22,119,649
                                                               ------------
NET ASSETS                                                     $117,989,514
                                                               ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $ 98,343,518
Distributions in excess of net investment income                   (218,231)
Accumulated net realized loss                                    (2,155,425)
Net unrealized appreciation                                      22,019,652
                                                               ------------
NET ASSETS                                                     $117,989,514
                                                               ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $110,815,984)             10,068,711
Net asset value per share                                            $11.01
Offering price per share $11.01/(1-5.75%)                            $11.68

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,388,120)                  536,556
Net asset value and offering price per share                         $10.04

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,785,410)                  178,431
Net asset value and offering price per share                         $10.01


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME

Dividends                                                      $  1,247,700
Interest                                                             45,421
Security lending                                                     23,653
Foreign taxes withheld                                              (40,999)
                                                               ------------
     Total investment income                                      1,275,775
                                                               ------------
EXPENSES
Investment advisory fee                                             484,959
Service fees, Class A                                               133,767
Distribution and service fees, Class B                               26,475
Distribution and service fees, Class C                                8,996
Administration fee                                                   43,638
Transfer agent                                                      128,616
Custodian                                                            46,747
Printing                                                             33,529
Professional                                                         23,052
Registration                                                         19,263
Trustees                                                             10,279
Miscellaneous                                                         8,626
                                                               ------------
     Total expenses                                                 967,947
Less expenses reimbursed by investment adviser                      (27,771)
Custodian fees paid indirectly                                         (248)
                                                               ------------
     Net expenses                                                   939,928
                                                               ------------
NET INVESTMENT INCOME (LOSS)                                        335,847
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           3,760,936
Net realized gain (loss) on foreign currency transactions            21,894
Net change in unrealized appreciation (depreciation)
  on investments                                                  9,637,978
Net change in unrealized appreciation (depreciation) on
  foreign translation                                                (2,706)
                                                               ------------
NET GAIN (LOSS) ON INVESTMENTS                                   13,418,102
                                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                $ 13,753,949
                                                               ============

                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Six Months
                                                                                       Ended
                                                                                 December 31, 2006      Year Ended
                                                                                    (Unaudited)       June 30, 2006
                                                                                 -----------------    -------------
FROM OPERATIONS
Net investment income (loss)                                                        $    335,847      $    781,606
Net realized gain (loss)                                                               3,782,830        20,695,971
Net change in unrealized appreciation (depreciation)                                   9,635,272        (2,594,612)
                                                                                    ------------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           13,753,949        18,882,965
                                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A                                                        (1,242,308)       (1,060,641)
Net investment income, Class B                                                           (31,335)          (24,338)
Net investment income, Class C                                                           (10,416)          (14,105)
                                                                                    ------------      ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (1,284,059)       (1,099,084)
                                                                                    ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
Proceeds from sales of shares (154,989 and 281,495 shares, respectively)               1,606,084         2,664,621
Net asset value of shares issued from reinvestment of
   distributions (100,188 and 104,432 shares, respectively)                            1,103,070           961,829
Cost of shares repurchased (614,495 and 1,940,792 shares, respectively)               (6,403,315)      (17,756,568)
                                                                                    ------------      ------------
Total                                                                                 (3,694,161)      (14,130,118)
                                                                                    ------------      ------------
CLASS B
Proceeds from sales of shares (43,245 and 96,403 shares, respectively)                   409,284           825,530
Net asset value of shares issued from reinvestment of distributions
   (2,810 and 2,804 shares, respectively)                                                 28,240            23,607
Cost of shares repurchased (110,476 and 164,735 shares, respectively)                 (1,031,703)       (1,405,383)
                                                                                    ------------      ------------
Total                                                                                   (594,179)         (556,246)
                                                                                    ------------      ------------
CLASS C
Proceeds from sales of shares (9,519 and 37,167 shares, respectively)                     87,792           296,486
Net asset value of shares issued from reinvestment of distributions
   (806 and 1,425 shares, respectively)                                                    8,064            11,952
Cost of shares repurchased (147,750 and 100,035 shares, respectively)                 (1,292,137)         (842,147)
                                                                                    ------------      ------------
Total                                                                                 (1,196,281)         (533,709)
                                                                                    ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (5,484,621)      (15,220,073)
                                                                                    ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  6,985,269         2,563,808
NET ASSETS
Beginning of period                                                                  111,004,245       108,440,437
                                                                                    ------------      ------------
END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME
   OF $(218,231) AND $729,981, RESPECTIVELY)                                        $117,989,514      $111,004,245
                                                                                    ============      ============

                        See Notes to Financial Statements
26

Phoenix Worldwide Strategies Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                              CLASS A
                                         ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2006         2005         2004        2003          2002
Net asset value, beginning of period            $ 9.86       $ 8.38       $ 7.72      $  6.37      $ 7.03        $ 7.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.03         0.07         0.08         0.03        0.05          0.03
   Net realized and unrealized gain (loss)        1.24         1.51         0.68         1.41       (0.71)        (0.84)
                                                ------       ------       ------       ------      ------        ------
      TOTAL FROM INVESTMENT OPERATIONS            1.27         1.58         0.76         1.44       (0.66)        (0.81)
                                                ------       ------       ------       ------      ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.12)       (0.10)       (0.10)       (0.09)         --            --
   Distributions from net realized gains            --           --           --           --          --         (0.03)
                                                ------       ------       ------       ------      ------        ------
TOTAL DISTRIBUTIONS                              (0.12)       (0.10)       (0.10)       (0.09)         --         (0.03)
                                                ------       ------       ------       ------      ------        ------
Change in net asset value                         1.15         1.48         0.66         1.35       (0.66)        (0.84)
                                                ------       ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                  $11.01       $ 9.86       $ 8.38       $ 7.72      $ 6.37        $ 7.03
                                                ======       ======       ======       ======      ======        ======
Total return(2)                                  12.92%(5)    18.90%        9.80%       22.65%      (9.39)%      (10.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $110,816     $102,783     $100,469     $107,520     $98,135      $125,216

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.60%(4)     1.60%        1.57%        1.62%       1.73 %        1.56 %
   Gross operating expenses                       1.65%(4)     1.70%        1.57%        1.62%       1.73 %        1.56 %
   Net investment income (loss)                   0.64%(4)     0.76%        0.97%        0.46%       0.81 %        0.39 %
Portfolio turnover                                  28%(5)      124%          49%         122%        160 %          99 %



                                                                              CLASS B
                                         ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2006         2005         2004        2003          2002
Net asset value, beginning of period            $ 8.98       $ 7.65       $ 7.05      $  5.81      $ 6.46        $ 7.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.01)          --(3)      0.02        (0.02)         --(3)      (0.03)
   Net realized and unrealized gain (loss)        1.13         1.37         0.63         1.28       (0.65)        (0.77)
                                                ------       ------       ------       ------      ------        ------
      TOTAL FROM INVESTMENT OPERATIONS            1.12         1.37         0.65         1.26       (0.65)        (0.80)
                                                ------       ------       ------       ------      ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.06)       (0.04)       (0.05)       (0.02)         --            --
   Distributions from net realized gains            --           --           --           --          --         (0.03)
                                                ------       ------       ------       ------      ------        ------
      TOTAL DISTRIBUTIONS                        (0.06)       (0.04)       (0.05)       (0.02)         --         (0.03)
                                                ------       ------       ------       ------      ------        ------
Change in net asset value                         1.06         1.33         0.60         1.24       (0.65)        (0.83)
                                                ------       ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                  $10.04       $ 8.98       $ 7.65       $ 7.05      $ 5.81        $ 6.46
                                                ======       ======       ======       ======      ======        ======
Total return(2)                                  12.45 %(5)   17.92%        9.14%       21.78 %    (10.20)%      (10.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $5,388       $5,395       $5,096       $5,987      $6,730        $9,119

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.35 %(4)    2.35%        2.32%        2.37 %      2.48 %        2.31 %
   Gross operating expenses                       2.40 %(4)    2.45%        2.32%         .37 %      2.48 %        2.31 %
   Net investment income (loss)                  (0.11)%(4)    0.01%        0.23%       (0.34)%      0.04 %       (0.38)%
Portfolio turnover                                  28 %(5)     124%          49%         122 %       160 %          99 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                              CLASS C
                                         ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31, 2006  -----------------------------------------------------------
                                             (UNAUDITED)      2006         2005         2004        2003          2002
Net asset value, beginning of period            $ 8.95       $ 7.62       $ 7.03       $ 5.80      $ 6.45        $ 7.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(1)                  (0.01)          --(3)      0.02        (0.01)      (0.01)        (0.03)
Net realized and unrealized gain (loss)           1.13         1.37         0.62         1.27       (0.64)        (0.77)
                                                ------       ------       ------       ------      ------        ------
TOTAL FROM INVESTMENT OPERATIONS                  1.12         1.37         0.64         1.26       (0.65)        (0.80)
                                                ------       ------       ------       ------      ------        ------
LESS DISTRIBUTIONS
Dividends from net investment income             (0.06)       (0.04)       (0.05)       (0.03)         --            --
Distributions from net realized gains               --           --           --           --          --         (0.03)
                                                ------       ------       ------       ------      ------        ------
TOTAL DISTRIBUTIONS                              (0.06)       (0.04)       (0.05)       (0.03)         --         (0.03)
                                                ------       ------       ------       ------      ------        ------
Change in net asset value                         1.06         1.33         0.59         1.23       (0.65)        (0.83)
                                                ------       ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                  $10.01       $ 8.95       $ 7.62       $ 7.03      $ 5.80        $ 6.45
                                                ======       ======       ======       ======      ======        ======
Total return(2)                                  12.50 %(5)   17.99 %       9.03%       21.66 %    (10.08)%      (11.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $1,785       $2,826       $2,876       $3,306      $2,407        $3,811
RATIO TO AVERAGE NET ASSETS OF:
Net operating expenses                            2.34 %(4)    2.35 %       2.32%        2.37 %      2.48 %        2.31 %
Gross operating expenses                          2.39 %(4)    2.45 %       2.32%        2.37 %      2.48 %        2.31 %
Net investment income (loss)                     (0.14)%(4)   (0.03)%       0.22%       (0.18)%     (0.10)%       (0.39)%
Portfolio turnover                                  28 %(5)     124 %         49%         122 %       160 %          99 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements
28

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently three funds are offered for sale (each a "Fund"). The Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund") is diversified and has an investment objective of long-term growth of capital. The Phoenix Pathfinder Fund ("Pathfinder Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix Worldwide Strategies Fund ("Worldwide Strategies Fund") is diversified and has an investment objective of capital appreciation.

   The Funds offer the following classes of shares for sale:

                                         Class A      Class B       Class C
                                         -------      -------       -------
Mid-Cap Value Fund ..................       X            --            X
Pathfinder Fund .....................       X            --            X
Worldwide Strategies Fund ...........       X             X            X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITY LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

I. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the the following annual rates as a percentage of the average daily net assets of each fund:

                                                      Fee
                                                     Rate
                                                     -----
Mid-Cap Value Fund .............................     0.75%
Pathfinder Fund ................................     0.80%

                                     1st $1         $1-2          $2+
                                     Billion       Billion      Billion
                                     -------       -------      -------
Worldwide Strategies Fund .......      0.85%         0.80%        0.75%

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


   For the period July 1, 2006 through September 30, 2006, PIC contractually agreed to waive 0.10% of the advisory fee for the Worldwide Strategies Fund.

   The Adviser has contractually agreed to limit certain Funds' operating expenses (excluding interest, taxes, proxy fees and extraordinary expenses) through October 31, 2007, so that such expenses do not exceed the following percentages of average annual net assets.

                                   Class A    Class C
                                   -------    -------
Mid-Cap Value Fund ..............   1.25%       2.00%
Pathfinder Fund .................   1.40%       2.15%

   The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Board of Trustees of the Funds.

   Sasco Capital, Inc. ("Sasco") is the subadviser to the Mid-Cap Value Fund.

   Acadian  Asset  Management,   Inc.  ("Acadian")  is  the  subadviser  to  the
Pathfinder Fund.

   Acadian and New Star Institutional Managers Limited ("New Star") are subadvisers to the international portion of the Worldwide Strategies Fund.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended December 31, 2006, as follows:


                                    Class A           Class A          Class B           Class C
                                  Net Selling         Deferred         Deferred          Deferred
                                  Commissions       Sales Charges    Sales Charges     Sales Charges
                                  -----------       -------------    -------------     -------------
Mid-Cap Value Fund ..............   $82,886            $   397          $    --           $9,154
Pathfinder Fund .................       603                 --               --                3
Worldwide Strategies Fund .......     2,435              1,361            5,713               27


   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. PEPCO serves as the Administrator to the Trust.

   PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund. For the period ended December 31, 2006, the Trust incurred administration fees totaling $182,944.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2006, transfer agent fees were $373,925 as reported in the Statements of Operations, of which PEPCO retained the following:

                                       Transfer Agent
                                       Fee Retained
                                       --------------
Mid-Cap Value Fund .................       $64,884
Pathfinder Fund ....................           935
Worldwide Strategies Fund ..........        55,975

   At December 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                       Aggregate Net
                                             Shares     Asset Value
                                            ---------  -------------
Mid-Cap Value Fund, Class A ........          319,689  $ 8,062,557
Pathfinder Fund, Class A ...........        2,143,406   25,527,965
Pathfinder Fund, Class C ...........           10,344      122,887

   The Trust provides a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2006, were as follows:

                                      Purchases         Sales
                                    ------------     -----------
Mid-Cap Value Fund ..............   $132,338,184     $ 6,097,247
Pathfinder Fund .................     30,956,535       5,378,545
Worldwide Strategies Fund .......     31,261,780      37,809,557

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended December 31, 2006.

5. 10% SHAREHOLDERS

   At December 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                 % of Shares     Number of
                                 Outstanding     Accounts
                                 -----------     ---------
Pathfinder Fund ............        71.9%            2

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


6. ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At December 31, 2006, the Pathfinder Fund held securities issued by various companies in the financial sector comprising 35% of the total net assets of the Fund. The Worldwide Strategies Fund held securities issued by various companies from the United States comprising 37% of the total net assets of the Fund.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                         Expiration Year
                                              2011               Total
                                         ---------------       ----------
Worldwide Strategies Fund .........        $5,610,006          $5,610,006

   The Fund may not realize the benefit of its losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE FUND (THE "FUND") DECEMBER 31, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Sasco Capital, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its peer group average for all periods, while also outperforming its relevant market index for the 1 and 3 year and year-to-date periods, and the Board concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitably of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds due to expense waivers, and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from economies of scale as assets increase proportionately more than certain other expenses.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE FUND (THE "FUND") DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor had been in the investment management business for 21 years. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had outperformed its peer group average for all periods, while also outperforming its relevant market index for the 1 and 3 year and year-to-date periods.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX PATHFINDER FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Acadian Asset Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each of the Advisory Agreement and the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each of the Advisory Agreement and the Subadvisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods, while also outperforming its relevant market index for the year-to-date period, and concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds due to expense reimbursements, and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX PATHFINDER FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts. In this regard, the Board noted that the Subadvisor had been in the investment management business for almost 30 years. The Board also considered the Subadvisor's experience in managing over $44 billion in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods, while also outperforming its relevant market index for the year-to-date period, and concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND") DECEMBER 31, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreements (the "Subadvisory Agreements") between PIC and Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star"). Acadian and New Star are referred to below individually as a "Subadvisor," and together as the "Subadvisors." Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreements, effective July 1, 2005, the Subadvisors provide the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory and Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory and Subadvisory Agreements was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisors' investment performance and their compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisors and conducted compliance due diligence visits or telephone calls with the Subadvisors. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1-, 3-, 5- and 10-year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for all periods, and further noted the Fund's performance relative to its Lipper peer group was improving during the recent year to date and 1 year periods. The Board also noted the change in performance after the change in investment managers, pursuant to the Subadvisory Agreements that became effective July 1, 2005, and concluded that the Fund's performance was reasonable.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds due to expense reimbursements, and that the management fee was lower than the median for the peer group. The Board was satisfied with the

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND") DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)


management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

CONSIDERATIONS FOR THE SUBADVISORY AGREEMENTS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisors are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisors and the portfolio managers in managing other accounts. In this regard, the Board noted that the Acadian portfolio management team includes one manager with 15 years of experience in the investment management business and another manager with over 6 years of experience in the investment management business. Likewise, the New Star portfolio management team has over 10 years of experience in the investment management business. Turning to compensation, the Board noted that a primary factor in a Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of each Subadvisor's compliance program.

   INVESTMENT PERFORMANCE.The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1 year and the year-to-date periods, and also noted that the Fund's performance relative to its Lipper peer group appeared to be improving since the effective date of the Subadvisory Agreements.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisors, noting that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisors to comparative funds that they managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                              PHOENIX EQUITY TRUST
                                OCTOBER 31, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Equity Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

   1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal 1).

   2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).


NUMBER OF ELIGIBLE UNITS VOTED:

                                                        FOR           AGAINST
                                                    -----------      ----------
1.  Election of Trustees
         E. Virgil Conway .....................     278,584,428      6,333,355
         Harry Dalzell-Payne ..................     278,548,042      6,369,741
         Daniel T. Geraci .....................     278,625,651      6,292,132
         Francis E. Jeffries ..................     278,562,233      6,355,549
         Leroy Keith, Jr ......................     278,650,340      6,267,443
         Marilyn E. LaMarche ..................     278,554,470      6,363,313
         Philip R. McLoughlin .................     278,654,054      6,263,729
         Geraldine M. McNamara ................     278,567,209      6,350,573
         James M. Oates .......................     278,640,074      6,277,709
         Richard E. Segerson ..................     278,647,082      6,270,701
         Ferdinand L. J. Verdonck .............     278,647,856      6,269,927


                                                        FOR             AGAINST          ABSTAIN
                                                    -----------        ---------        --------
2.   To  ratify the appointment of
     PricewaterhouseCoopers LLC as
     the independent registered public
     accounting firm ..........................     276,013,177        3,572,381        5,332,225

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX MID-CAP VALUE FUND
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Mid-Cap Value Fund (the "Fund"), a series of Phoenix Equity Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

   1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

   2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

NUMBER OF ELIGIBLE UNITS VOTED:


                                                        FOR              AGAINST          ABSTAIN        BROKER NON-VOTES
                                                      ---------          -------          -------        ----------------
1. To permit PIC to hire and replace
   subadvisersor to modify subadvisory
   agreements without shareholder approval ....       4,998,735          304,145          157,731             2,845,674

2. Amendment of fundamental restrictions
   of the Fund with respect to loans ..........       4,977,427          290,779          192,406             2,845,674

                         RESULTS OF SHAREHOLDER MEETING
                             PHOENIX PATHFINDER FUND
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Pathfinder Fund (the "Fund"), a series of Phoenix Equity Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

   1. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

NUMBER OF ELIGIBLE UNITS VOTED:
                                                        FOR              AGAINST          ABSTAIN        BROKER NON-VOTES
                                                      ---------          -------          -------        ----------------
1. Amendment of fundamental restrictions
   of the Fund with respect to loans                    237,533              896           70,921                57,111

                         RESULTS OF SHAREHOLDER MEETING
                        PHOENIX WORLDWIDE STRATEGIES FUND
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


   At a special meeting of shareholders of Phoenix Worldwide Strategies Fund (the "Fund"), a series of Phoenix Equity Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

   1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

   2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

   3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal
      6).

NUMBER OF ELIGIBLE UNITS VOTED:


                                                        FOR              AGAINST          ABSTAIN        BROKER NON-VOTES
                                                      ---------          -------          -------        ----------------
1. To permit PIC to hire and replace
   subadvisersor to modify subadvisory
   agreements without shareholder approval ....       5,472,680          487,664          177,804             1,661,608

2. Amendment of fundamental restrictions
   of the Fund with respect to loans ..........       5,464,190          425,749          248,209             1,661,608

3. To reclassify the investment objective
   of the Investment Objective Funds from
   fundamental to non-fundamental .............       5,511,375          407,893          218,879             1,661,608

PHOENIX EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                   1-800-243-1574
Advisor Consulting Group               1-800-243-4361
Telephone Orders                       1-800-367-5877
Text Telephone                         1-800-243-1926
Web site                               PHOENIXFUNDS.COM



IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                 (This page has been left blank intentionally.)

                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               LOUISVILLE, KY
                                                               PERMIT NO. 1051


[GRAPHIC OMITTED]
Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP682                                                                      2-07
BPD25355


ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.


     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
              ------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     3/9/07
         -----------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date     3/9/07
         -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.